Cash, Restricted Cash and Investments - Schedule of Cash and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash And Investments [Abstract]
Cash	$ 6,196	$ 4,186		$ 4,383
Restricted cash:
Cash collateral	153	124		124
HUD and other replacement reserves	1,731	1,675		2,251
Escrow deposits	790	1,190		963
Restricted investments for debt obligations	317	317		317
Total restricted cash	2,991	3,306		3,655
Total cash and restricted cash	$ 9,187	$ 7,492	$ 7,310	$ 8,038	$ 6,486